Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2014
Prospectus Date	rr_ProspectusDate	Feb. 14, 2014